Expense Example, No Redemption - Investor A, C and Institutional - BLACKROCK GLOBAL DIVIDEND PORTFOLIO - INVESTOR C SHARES	Sep. 28, 2020 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 178
Expense Example, No Redemption, 3 Years	551
Expense Example, No Redemption, 5 Years	949
Expense Example, No Redemption, 10 Years	$ 2,062